Accounts Receivable, Net	6 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
Accounts Receivable, net

3. Accounts Receivable, net

Accounts receivable, net consisted of the following as of September 30, 2025 and March 31, 2025:

	As of September 30, 2025	As of March 31, 2025
	USD	USD
	(unaudited)	(audited)
Accounts receivable	1,756,864	1,424,773
Less: allowance for credit loss	(16,594)	(13,457)
Accounts receivable, net	1,740,270	1,411,316

The movement of allowance for credit losses are as follows:

	As of September 30, 2025	As of March 31, 2025
	USD	USD
	(unaudited)	(audited)
Balance at beginning of the period/ year	13,457	17,153
Addition (Reversal) during the year	3,137	(3,696)
Balance at end of the period/ year	16,594	13,457